Share Capital - Schedule of Outstanding and Exercisable Options (Details)	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2023	Dec. 31, 2022
Schedule of Outstanding and Exercisable Options [Line Items]
Exercise price, Outstanding	$ 3.98
Number of options, Outstanding	14,165,000	10,556,688	8,131,226
Weighted average remaining contractual life (years), Outstanding	2 years 10 months 17 days
Number of options, Exercisable	7,116,250
Weighted average remaining contractual life (years), Exercisable	1 year 5 months 8 days
January 2, 2020 [Member]
Schedule of Outstanding and Exercisable Options [Line Items]
Exercise price, Outstanding	$ 0.8
Number of options, Outstanding	100,000
Weighted average remaining contractual life (years), Outstanding	3 days
Number of options, Exercisable	100,000
Weighted average remaining contractual life (years), Exercisable	3 days
March 20, 2020 [Member]
Schedule of Outstanding and Exercisable Options [Line Items]
Exercise price, Outstanding	$ 0.8
Number of options, Outstanding	100,000
Weighted average remaining contractual life (years), Outstanding	2 months 19 days
Number of options, Exercisable	100,000
Weighted average remaining contractual life (years), Exercisable	2 months 19 days
May 27, 2020 [Member]
Schedule of Outstanding and Exercisable Options [Line Items]
Exercise price, Outstanding	$ 0.8
Number of options, Outstanding	2,510,000
Weighted average remaining contractual life (years), Outstanding	4 months 24 days
Number of options, Exercisable	2,510,000
Weighted average remaining contractual life (years), Exercisable	4 months 24 days
November 2, 2020 [Member]
Schedule of Outstanding and Exercisable Options [Line Items]
Exercise price, Outstanding	$ 4.9
Number of options, Outstanding	2,050,000
Weighted average remaining contractual life (years), Outstanding	10 months 2 days
Number of options, Exercisable	2,050,000
Weighted average remaining contractual life (years), Exercisable	10 months 2 days
March 16, 2021 [Member]
Schedule of Outstanding and Exercisable Options [Line Items]
Exercise price, Outstanding	$ 7.24
Number of options, Outstanding	300,000
Weighted average remaining contractual life (years), Outstanding	1 year 2 months 15 days
Number of options, Exercisable	300,000
Weighted average remaining contractual life (years), Exercisable	1 year 2 months 15 days
November 10, 2021 [Member]
Schedule of Outstanding and Exercisable Options [Line Items]
Exercise price, Outstanding	$ 12.45
Number of options, Outstanding	150,000
Weighted average remaining contractual life (years), Outstanding	1 year 10 months 9 days
Number of options, Exercisable	112,500
Weighted average remaining contractual life (years), Exercisable	1 year 10 months 9 days
August 9, 2022 [Member]
Schedule of Outstanding and Exercisable Options [Line Items]
Exercise price, Outstanding	$ 7.36
Number of options, Outstanding	300,000
Weighted average remaining contractual life (years), Outstanding	2 years 7 months 9 days
Number of options, Exercisable	150,000
Weighted average remaining contractual life (years), Exercisable	2 years 7 months 9 days
February 24, 2023 [Member]
Schedule of Outstanding and Exercisable Options [Line Items]
Exercise price, Outstanding	$ 5.94
Number of options, Outstanding	2,775,000
Weighted average remaining contractual life (years), Outstanding	3 years 1 month 24 days
Number of options, Exercisable	1,143,750
Weighted average remaining contractual life (years), Exercisable	3 years 1 month 24 days
February 23, 2024 [Member]
Schedule of Outstanding and Exercisable Options [Line Items]
Exercise price, Outstanding	$ 3.79
Number of options, Outstanding	900,000
Weighted average remaining contractual life (years), Outstanding	4 years 1 month 24 days
Number of options, Exercisable	300,000
Weighted average remaining contractual life (years), Exercisable	4 years 1 month 24 days
September 18, 2024 [Member]
Schedule of Outstanding and Exercisable Options [Line Items]
Exercise price, Outstanding	$ 3.3
Number of options, Outstanding	2,415,000
Weighted average remaining contractual life (years), Outstanding	4 years 8 months 19 days
Number of options, Exercisable	200,000
Weighted average remaining contractual life (years), Exercisable	4 years 8 months 19 days
October 4, 2024 [Member]
Schedule of Outstanding and Exercisable Options [Line Items]
Exercise price, Outstanding	$ 3.32
Number of options, Outstanding	305,000
Weighted average remaining contractual life (years), Outstanding	4 years 9 months 3 days
Number of options, Exercisable
Weighted average remaining contractual life (years), Exercisable
November 19, 2024 [Member]
Schedule of Outstanding and Exercisable Options [Line Items]
Exercise price, Outstanding	$ 3.44
Number of options, Outstanding	1,300,000
Weighted average remaining contractual life (years), Outstanding	4 years 10 months 20 days
Number of options, Exercisable	150,000
Weighted average remaining contractual life (years), Exercisable	4 years 10 months 20 days
December 13, 2024 [Member]
Schedule of Outstanding and Exercisable Options [Line Items]
Exercise price, Outstanding	$ 4.56
Number of options, Outstanding	175,000
Weighted average remaining contractual life (years), Outstanding	4 years 11 months 12 days
Number of options, Exercisable
Weighted average remaining contractual life (years), Exercisable
December 20, 2024 [Member]
Schedule of Outstanding and Exercisable Options [Line Items]
Exercise price, Outstanding	$ 4.56
Number of options, Outstanding	300,000
Weighted average remaining contractual life (years), Outstanding	4 years 11 months 19 days
Number of options, Exercisable
Weighted average remaining contractual life (years), Exercisable
December 27, 2024 [Member]
Schedule of Outstanding and Exercisable Options [Line Items]
Exercise price, Outstanding	$ 5
Number of options, Outstanding	485,000
Weighted average remaining contractual life (years), Outstanding	4 years 11 months 26 days
Number of options, Exercisable
Weighted average remaining contractual life (years), Exercisable